Risks and Uncertainties - Schedule of Total Revenues (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount	$ 3,559,810	$ 1,991,581	$ 7,331,333	$ 15,458,421
Concentration risk percentage	19.30%	16.30%	34.70%	43.40%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount				$ 1,844,322
Concentration risk percentage				17.60%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount	$ 6,086,268	$ 3,320,243	$ 4,042,798	$ 6,738,937
Concentration risk percentage	33.10%	27.10%	19.10%	18.90%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount		$ 3,258,159	$ 3,759,910		$ 5,554,474
Concentration risk percentage		26.60%	17.80%		11.00%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount					$ 5,748,637
Concentration risk percentage					11.40%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount		$ 1,617,175
Concentration risk percentage		13.20%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount				$ 2,041,922
Concentration risk percentage				19.50%
Customer Concentration Risk [Member] | Customer F [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount		$ 1,262,125
Concentration risk percentage		10.30%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount				$ 1,985,869
Concentration risk percentage				18.90%
Customer Concentration Risk [Member] | Customer G [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount				$ 1,979,011
Concentration risk percentage				18.90%
Customer Concentration Risk [Member] | Customer I [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount				$ 1,185,300
Concentration risk percentage				11.30%
Supplier Concentration Risk [Member] | Purchases Benchmark [Member] | Vendor A [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount	$ 2,571,240		$ 5,785,990
Concentration risk percentage	18.10%		19.70%
Supplier Concentration Risk [Member] | Purchases Benchmark [Member] | Vendor B [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount	$ 2,473,240		$ 4,903,050
Concentration risk percentage	17.40%		16.70%
Supplier Concentration Risk [Member] | Purchases Benchmark [Member] | Vendor C [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount	$ 2,104,714		$ 4,384,274	$ 3,722,438
Concentration risk percentage	14.80%		15.00%	13.80%
Supplier Concentration Risk [Member] | Purchases Benchmark [Member] | Vendor D [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount	$ 1,979,356		$ 3,352,637
Concentration risk percentage	13.90%		11.40%
Supplier Concentration Risk [Member] | Purchases Benchmark [Member] | Vendor E [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount		$ 5,785,990		$ 11,330,745	$ 15,063,407
Concentration risk percentage		27.50%		42.00%	32.40%
Supplier Concentration Risk [Member] | Purchases Benchmark [Member] | Vendor F [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount		$ 4,903,050			$ 11,397,173
Concentration risk percentage		23.30%			24.50%
Supplier Concentration Risk [Member] | Purchases Benchmark [Member] | Vendor G [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount		$ 2,229,030		$ 4,223,162	$ 6,682,636
Concentration risk percentage		10.60%		15.60%	14.40%
Supplier Concentration Risk [Member] | Purchases Benchmark [Member] | Vendor H [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount		$ 2,103,635
Concentration risk percentage		10.00%